Operations and Reorganization - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) shares	Feb. 10, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses						¥ 18,400
Net loss								¥ (1,026,400)	$ (161,058)	¥ (1,753,352)	¥ (601,455)
Net cash used in operating activities								(1,346,400)	(211,281)	(321,562)	(372,270)
Accumulated deficit							¥ (4,700,000)	(4,700,000)		(3,674,034)		$ (733,012)
Net current liability								764,300
Proceeds received from ordinary shareholders											630,364
Proceeds from follow-on offering								1,498,627	$ 235,167
Proceeds from concurrent private placement											881,662
Line of credit facility, current borrowing capacity							255,028	255,028				40,019
IPO [Member]
Operations and Organization [Line Items]
Proceeds received from ordinary shareholders				¥ 621,900	$ 88,200
IPO [Member] | American depositary shares [Member]
Operations and Organization [Line Items]
Number of shares issued | shares				5,600,000	5,600,000
Private placement [Member]
Operations and Organization [Line Items]
Proceeds from concurrent private placement				¥ 881,700	$ 125,000
Follow-on Public Offering [Member] | American depositary shares [Member]
Operations and Organization [Line Items]
Proceeds from follow-on offering	¥ 1,498,600	$ 231,600	$ 231,600
Number of shares issued | shares	7,000,000	7,000,000	7,000,000
VIE [Member]
Operations and Organization [Line Items]
Registered capital							22,000	22,000		15,000
Non-distributable statutory reserves							5,457	5,457		2,536
Net cash used in operating activities								868,168		(62,502)	50,978
VIE [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee								2,092,200		1,276,000	478,800
NetEase Group [Member]
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses								1,043		¥ 2,682	¥ 4,356
Line of credit facility, current borrowing capacity							¥ 255,028	¥ 255,028				40,000
Maturity of line of credit facility								Mar. 31, 2024	Mar. 31, 2024
NetEase Group [Member] | Revolving Credit Facility [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $													$ 300,000
Line of credit facility, current borrowing capacity | $												$ 40,000
Maturity of line of credit facility							Mar. 31, 2024
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount							¥ 3,600	¥ 3,600
Variable interest entity principal agreement term period								10 years	10 years
Variable interest entity principal agreement term extend period								10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period								20 years	20 years
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount							¥ 1,400	¥ 1,400
Variable interest entity principal agreement term period								10 years	10 years
Variable interest entity principal agreement term extend period								10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period								20 years	20 years
Investee [Member] | Youdao Cloudnote Business [Member]
Operations and Organization [Line Items]
Percentage Of Voting Interests acquired										37.50%